IBEW - NECA EMPLOYEE BENEFITS CONFERENCE January 29, 2025

 $6.9 billion in assets  Opened doors in 1984  Created by the AFL - CIO Executive Council in 1965 led by President George Meany  Established to encourage and assist development of lower income housing while creating employment for the construction trades  Promote creation of union construction jobs – 100% union labor requirement  Provide financing for the development and preservation of affordable housing projects  Seek to generate competitive fixed income returns [Project Name] [Project City, State] SUMMARY OF THE HIT 1 As of December 31 , 2024 Hale Moiliili Honolulu, HI

HIT’s Long History of Impact Investing 130,433 240,484 210.4 Million $20.6 Billion $48.2 Billion $22.6 Billion $11.1 Billion 617 housing and healthcare units, with 67% affordable housing total jobs generated across communities hours of on - site union construction work created in personal income, including wages and benefits with $10.6 Billion for construction workers in total economic benefits in total development cost in HIT Investment, including New Markets Tax Credit (NMTC) allocations Projects Nationwide Economic Impact of Investments* (1984 - present) *Source: Pinnacle Economics, Inc., and HIT. Job and economic impacts provided are estimates calculated using IMPLAN, an input - ou tput model based on HIT and HIT subsidiary Building America CDE, Inc. project data. Data current as of December 31, 2024. Economic impa ct data is in 2023 dollars and all other figures are nominal. Ladder 260 Minneapolis, MN 2

WORK GENERATED FOR IBEW MEMBERS ESTIMATED HOURS OF WORK ON HIT PROJECTS, SINCE INCEPTION* 32.0M Total hours of IBEW work generated 210.4M Total hours of union work generated *Source : Pinnacle Economics, Inc . , and HIT . Job and economic impacts provided are estimates calculated using IMPLAN, an input - output model based on HIT and HIT subsidiary Building America CDE, Inc . project data . Data is since inception, current as of December 31 , 2024 . Economic impact data is in 20 23 dollars and all other figures are nominal . 3

PROJECTS CURRENTLY UNDER CONSTRUCTION A S OF DECEMBER 31, 2024 Projects 39 Cities represented across 12 states 23 Housing units, with 55% affordable housing 5,958 Invested or allocated $1.0 B in total development cost $3.9 B in total economic impacts $6.7 B Hours of on - site union construction work created 25.6 M *Source : Pinnacle Economics, Inc . , and HIT . Job and economic impacts provided are estimates calculated using IMPLAN, an input - output model based on HIT and HIT subsidiary Building America CDE, Inc . project data . Data current as of December 31 , 2024 . Economic impact data is in 20 23 dollars and all other figures are nominal . 4

HIT’S FOOTPRINT SINCE INCEPTION *Source : HIT, b ased on HIT and HIT subsidiary Building America CDE, Inc . project data . Data current as of December 31 , 2024 . Projects 617 States + DC 31 Cities 205 5

THE MULTIPLIER EFFECT Direct Impacts Result from construction of the projects Indirect Impacts Secondary jobs are created as firms supply goods and services to firms engaged in the construction effort Induced Impacts Additional secondary effects as workers employed by firms related to the construction process spend their income in local communities 6

HIT LEVERAGING IMPACT Over the last five years:  HIT financed 75 projects*  totaling over $2 billion of commitments – with an average of over $26 million per project  leveraging $5.5 billion in total development costs  creating or renovating 10,764 total units , of which two - thirds are affordable  Generating an estimated 34.8 million hours of union construction work, including more than 5.5 million hours for IBEW members** $429.71 $653.07 $345.11 $263.56 $335.45 $233.32 $647.53 $409.29 $1,571.49 $605.15 $- $200 $400 $600 $800 $1,000 $1,200 $1,400 $1,600 $1,800 $2,000 2020 2021 2022 2023 2024 In Millions HIT Production – 2020 - 2024 HIT Commitment* Other Sources 7 *Includes NMTC allocations by HIT subsidiary Building America CDE . * *Source : Pinnacle Economics, Inc . , and HIT . Job and economic impacts provided are estimates calculated using IMPLAN, an input - output model based on HIT and HIT subsidiary Building America CDE, Inc . project data . Data current as of December 31 , 2024 . Economic impact data is in 20 23 dollars and all other figures are nominal .

Mary Ellen McCormack Building A, Boston, MA Sample HIT Investment 8 HIT Investment $24.6 M Total Development Cost $108.4 M Affordable 100% 23% 4% 42% 26% 4% Equity Public Capital LIHTC Additional Debt HIT Investment Sources of Capital

Union Tower, National City, CA Sample HIT Investment 9 HIT Investment $27.2 M Total Development Cost $85.5 M Affordable 100% 20% 28% 25% 24% 4% Equity Public Capital LIHTC Additional Debt HIT Investment Sources of Capital

Carville Park Apartments, Reno, NV Sample HIT Investment 10 HIT Investment $28.3 M Total Development Cost $64.7 M Affordable 100% 36% 16% 34% 9% 5% Equity Public Capital LIHTC Additional Debt HIT Investment Sources of Capital

2025 AND BEYOND  Tracking approximately 30 new top opportunities for HIT and BACDE projects in 2025  Total $1.2 billion in potential participation by HIT with total development costs exceeding $2.4 billion  Total over 5,000 of housing units, with 40% affordable  60% of the 30 prospects are working with HIT to secure FHA financing . HIT is still working with the SHFA and its direct loan programs as deals determine subsidies to overcome the higher costs and interest rates Flat 9 @ Whittier Street Boston, MA 11

INTEREST RATE ENVIRONMENT Economic Indicators 0.121 0.361 0.643 0.913 1.645 4.250 3.847 3.881 3.879 4.028 4.242 4.382 4.479 4.569 4.781 0 1 2 3 4 5 6 2 5 7 10 30 12/31/2020 12/31/2023 12/31/2024 Treasury Yield Curve 2025 Forecast 12/31/2024 12/31/2020 2.1% 2.7%* - 1.1% GDP (seasonally adj. annual rate) 4.3% 4.1% 6.7% Unemployment Rate 2.5% 2.8%* 1.6% Core Inflation (Personal Consumption Expenditures Less Food and Energy (Core PCE)) yearly basis 3.50% 4.25% 0% Federal Funds Rate Lower Limit Source: Bureau of Economic Analysis, Bureau of Labor Statistics, Federal Reserve Board, Bloomberg * Forecast/Consensus 12

INFLATION Source: Bureau of Labor Statistics 13 -2 -1 0 1 2 3 4 5 6 7 8 PCE and Core PCE (% Change YoY) PCE % Chg YoY Core PCE % Chg YoY -3 -1 1 3 5 7 9 11 CPI and Core CPI (% Change YoY) Headline CPI % Chg YoY Core CPI % Chg YoY *Dec - 24 PCE/Core PCE are Estimates

0 10 20 30 40 50 60 0 5 10 15 20 25 30 2001 2002 2003 2004 2005 2006 2007 2008 2009 2010 2011 2012 2013 2014 2015 2016 2017 2018 2019 2020 2021 2022 Number of Renter Households (Millions) Severely Cost Burdened Moderately Cost Burdened Share with Cost Burdens (Right scale) Share with Cost Burdens (Percent) Source: Joint Center for Housing Studies of Harvard University; JCHS tabulations of US Census Bureau, American Community Surv ey 1 - Year Estimates. Notes: Moderately (severely) cost - burdened households spend 30 – 50% (more than 50%) of income on rent and utilities. Households w ith zero or negative income are assumed to have burdens, and households that are not required to pay rent are assumed to be unburdened. Estimates for 2020 are omitted because of data collection issues exper ien ced during the pandemic. The Number of Cost Burdened Renters Hit an All - Time High THE U.S. IS FACING A HOUSING AFFORDABILITY CRISIS • Number of renters living in unaffordable housing has reached an all - time high and includes households across the income spectrum and around the country • Share of cost - burdened renters rose to 50% in 2022, up 3.2% from 2019 • Dwindling supply of low - rent units worsening cost burdens – the share of low - rent units nationwide dropped from 22% of the stock to just 16% in the last decade 14

MORE THAN A THIRD OF RENTERS ARE COST BURDENED IN EVERY STATE IN THE COUNTRY Notes: Cost - burdened households spend more than 30% of income on rent and utilities. Households with zero or negative income are assumed to be burdened, while households that are not required to pay rent are assumed to be unburdened. Source: JCHS tabulations of US Census Bureau, 2022 American Community Survey 1 - Year Estimates. Share of Renters With Cost Burdens (Percent) 37.0 – 39.9 40.0 – 44.9 45. - 49.9 50.0 – 57.9 15

Granada Senior Apartments San Antonio, TX OPPORTUNITIES IN THE CURRENT ENVIRONMENT Returns Seek competitive returns Proven investment strategies Portfolio income and diversification Jobs Leverage other public and private capital to generate IBEW hours 100% union labor requirement Housing Housing development addresses housing shortage Community impacts Economic growth Demonstrating labor’s commitment 16

LABOR’S POWER Capital Products that invest in a responsible way offer opportunities to leverage capital for greater impact Voice Can advocate for: • housing policies • labor standards tied to government programs • responsible contractor policies to access labor’s capital 17 The Couture Milwaukee, WI

www.aflcio - hit.com AFL - CIO Housing Investment Trust 1227 25 th Street, NW, Suite 500 Washington, DC 20037 (202) 331 - 8055 Investors should consider the HIT’s investment objectives, risks and expenses carefully before investing . Investors may view the HIT’s current prospectus, which contains more complete information, on its website at www . aflcio - hit . com and may obtain a copy from the HIT by calling the Marketing and Investor Relations Department collect at 202 - 331 - 8055 . Investors should read the current prospectus carefully before investing . This document contains forecasts, estimates, opinions, and/or other information that is subjective . Statements concerning economic, financial, or market trends are based on current conditions, which will fluctuate . There is no guarantee that such statements will be applicable under all market conditions, especially during periods of downturn . It should not be considered as investment advice or as a recommendation of any kind . ^ Bloomberg Index Services Limited . BLOOMBERG® is a trademark and service mark of Bloomberg Finance L . P . and its affiliates (collectively “Bloomberg”) . Bloomberg or Bloomberg’s licensors own all proprietary rights in the Bloomberg Indices . Bloomberg does not approve or endorse this material or guarantee the accuracy or completeness of any information herein, nor does Bloomberg make any warranty, express or implied, as to the results to be obtained therefrom, and, to the maximum extent allowed by law, Bloomberg shall not have any liability or responsibility for injury or damages arising in connection therewith . 18 Chang Suh, CFA CEO and Chief Investment Officer csuh@aflcio - hit.com